Investments	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Investments	Investments:

	December 31, 2022	December 31, 2021
Investment in Weichai Ballard JV (note 4)	$24,026	$28,982
Investment in Synergy Ballard JVCo (note 4)	—	—
Investment in Forsee Power	18,470	33,335
Investment in Wisdom Motor	10,000	—
Investment in Quantron AG	5,333	—
Investment in HyCap Fund I SCSp	7,963	7,636
Investment in CleanH2 Fund	565	339
	$66,357	$70,292
For the year ended December 31, 2022, the Corporation recorded $11,617,000 (2021 - $16,140,000) in equity loss of investment in JV and associates, consisting of equity loss in Weichai Ballard JV of $11,599,000 (2021 - $16,084,000) and equity loss in Synergy Ballard JVCo of $18,000 (2021 - $56,000).
Investment in Weichai Ballard JV

Investment in Weichai Ballard JV	December 31, 2022	December 31, 2021
Beginning balance	$28,982	$27,561
Capital contribution to JV	9,272	12,351
Recognition of 49% profit on inventory not yet sold to third party, net	549	3,909
Equity in loss	(11,599)	(16,084)
Cumulative translation adjustment due to foreign exchange	(3,178)	1,245
Ending balance	$24,026	$28,982
Weichai Ballard JV is an associate in which the Corporation has significant influence and a 49% ownership interest. During the year ended December 31, 2022, the Corporation made committed capital contributions of $9,272,000 (RMB 62,475,000 equivalent) (2021 - $12,351,000 (RMB 79,625,000 equivalent)) to Weichai Ballard JV. At December 31, 2022, as specified in the Equity Joint Venture Agreement, the Corporation has fulfilled its capital contribution commitments to Weichai Ballard JV.
The following tables summarize the financial information of Weichai Ballard JV as included in its own financial statements as of December 31, 2022, adjusted for foreign exchange differences, the application of the Corporation's accounting policies, and the Corporation's incorporation costs.

	December 31, 2022	December 31, 2021
Percentage ownership interest (49%)
Current assets	$80,088	$104,907
Non-current assets	2,618	2,339
Current liabilities	(23,460)	(36,385)
Non-current liabilities	(2,314)	(2,861)
Net assets (100%)	56,932	68,000
Corporation's share of net assets (49%)	27,895	33,320
Incorporation costs	324	324
Elimination of unrealized profit on downstream sales, net of sale to third party	(4,193)	(4,662)
Carrying amount of investment in Weichai Ballard JV	$24,026	$28,982
14.    Investments:
Investment in Weichai Ballard JV (cont'd)

	December 31,	December 31,
	2022	2021
Revenue (100%)	$6,476	$38,260
Net loss (100%)	23,672	32,825
Corporation's share of net loss (49%)	$11,599	$16,084

Investment in Synergy Ballard JVCo

Investment in Synergy Ballard JVCo	December 31, 2022	December 31, 2021
Beginning balance	$—	$—
Recognition of 10% profit on inventory sold to third party, net	18	56
Equity in loss	(18)	(56)
Ending balance	$—	$—
Synergy Ballard JVCo is an associate in which the Corporation has significant influence and a 10% ownership interest. During the year ended December 31, 2022, the Corporation made committed capital contributions of $nil (2021 - $nil) to Synergy Ballard JVCo.
Other Long-term Investments
In addition to the above equity-accounted investments, the Corporation has also acquired ownership interest in various other investments.

Net carrying value	December 31, 2021	Contributions	Change in Fair Value	December 31, 2022
Long-term investment - Forsee Power	$33,335	$—	$(14,865)	$18,470
Long-term investment - Wisdom Motor	—	10,000	—	10,000
Long-term investment - Quantron AG	—	5,183	150	5,333
Long-term investment - HyCap Fund	7,636	1,924	(1,597)	7,963
Long-term investment - Clean H2 Fund	339	806	(580)	565
	$41,310	$17,913	$(16,892)	$42,331

Net carrying value	December 31, 2020	Contributions	Change in Fair Value	December 31, 2021
Long-term investment - Forsee Power	$—	$43,809	$(10,474)	$33,335
Long-term investment - HyCap Fund	—	7,610	26	7,636
Long-term investment - Clean H2 Fund	—	338	1	339
	$—	$51,757	$(10,447)	$41,310
During the year ended December 31, 2022, changes in fair value and foreign exchange adjustments for long -term investments totalling $16,877,000 (2021 -$9,025,000) were comprised of decreases in long-term investments of $16,892,000 (2021 - $10,447,000) offset by increases in short-term investments of $15,000 (2021 -$1,422,000) and were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance loss and other (notes 26 and 33).
14.    Investments (cont'd):
Investment in Forsee Power
In October 2021, the Corporation acquired a non-controlling 9.77% equity interest in Forsee Power SA ("Forsee Power"), a French company specializing in the design, development, manufacture, commercialization, and financing of smart battery systems for sustainable electric transport.
During the year ended December 31, 2022, changes in fair value and foreign exchange adjustments totalling $(14,865,000) (2021 - $(10,474,000)) were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance loss and other (notes 26 and 33), resulting in net fair value investment in Forsee Power of $18,470,000 as of December 31, 2022 (2021 - $33,335,000).
Investment in Wisdom Motor
In June 2022, the Corporation invested $10,000,000 and acquired a non-controlling 7.169% interest in Wisdom Group Holdings Ltd. ("Wisdom Motor"), a Cayman Island holding company with operating subsidiaries whose business includes the design and manufacture of vehicles, including zero emission fuel cell electric buses, trucks, and battery-electric vehicles.
During the year ended December 31, 2022, changes in fair value totalling $nil were recognized in the consolidated statements of loss and comprehensive income (loss), resulting in net fair value investment in Wisdom Motor of $10,000,000 as of December 31, 2022.
Investment in Quantron AG
In September 2022, the Corporation invested €5,000,000 and acquired a non-controlling 1.89% in Quantron AG, a global electric vehicle integrator and an emerging specialty OEM, to accelerate fuel cell truck adoption.
During the year ended December 31, 2022, changes in foreign exchange adjustments totalling $150,000 were recognized as an unrealized gain in the consolidated statements of loss and comprehensive income (loss) and included in finance loss and other (notes 26 and 33), resulting in net fair value investment in Quantron AG of $5,333,000 as of December 31, 2022.
Investment in Hydrogen Funds
The Corporation has invested in two hydrogen infrastructure and growth equity funds.
HyCap Fund
In August 2021, the Corporation invested in HyCap Fund I SCSp (“HyCap”), a special limited partnership registered in Luxembourg. During the year ended December 31, 2022, the Corporation made additional contributions of £1,550,000 ($1,924,000) (2021 - £5,665,000 ($7,610,000)) for total contributions of £7,215,000 ($9,534,000).
During the year ended December 31, 2022, changes in fair value and foreign exchange adjustments totalling $(1,597,000) (2021 - $26,000) were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income( loss) and included in finance loss and other (notes 26 and 33), resulting in net fair value investment in HyCap of $7,963,000 as of December 31, 2022 (2021 - $7,636,000).
Clean H2 Infrastructure Fund
In December 2021, the Corporation invested in Clean H2 Infrastructure Fund I ("Clean H2"), a special limited partnership registered in France. During the year ended December 31, 2022, the Corporation made additional contributions of €696,000 ($806,000) (2021 - €300,000 ($338,000)) for total contributions of €996,000 ($1,144,000).
14.    Investments (cont'd):
Investment in Hydrogen Funds (cont'd)
Clean H2 Infrastructure Fund (cont'd)
During the year ended December 31, 2022, changes in fair value and foreign exchange adjustments totalling $(580,000) (2021 - $1,000) were recognized as an unrealized loss in the consolidated statements of loss and comprehensive income (loss) and included in finance loss and other (notes 26 and 33), resulting in net fair value investment in Clean H2 of $565,000 as of December 31, 2022 (2021 - $339,000).